KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	9 Months Ended
Mar. 31, 2023
KEY MANAGEMENT PERSONNEL COMPENSATION
Schedule of compensation of directors and other members of key management personnel

	03/31/2022	03/31/2022

Salaries, social security and other benefits	1,283,114	1,905,951
Share-based incentives	2,680,218	995,289
Total	3,963,332	2,901,240